Shareholder Fees {- Fidelity® Series International Value Fund}	Dec. 30, 2020 USD ($)
10.31 Fidelity Series International Funds Series Combo PRO-12 | Fidelity® Series International Value Fund
Shareholder Fees:
(fees paid directly from your investment)	none